Note 4 - Property and Equipment Components (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Machinery and Equipment [Member]
Property and Equipment	$ 240,295	$ 240,295	$ 233,793
Office Equipment [Member]
Property and Equipment	166,398	166,398	171,404
Software Development [Member]
Property and Equipment	34,528	34,528	41,872
Furniture and Fixtures [Member]
Property and Equipment	20,380	20,380	22,447
Property, Plant and Equipment, Other Types [Member]
Property and Equipment	2,259	2,259	2,446
Property and Equipment	463,860	463,860	471,962
Accumulated depreciation	(458,795)	(456,020)	(458,695)
Net property and equipment	$ 5,065	$ 7,840	$ 13,267